INCOME TAXES - Summary of current and deferred components of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax (expenses)/ benefits	¥ 123		¥ (8,744)	¥ (1,906)
Deferred tax benefits/(expenses)	(8,755)		(1,913)	17,611
Income tax benefits/(expenses)	¥ (8,632)	$ (1,183)	¥ (10,657)	¥ 15,705